Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
20.	SUBSEQUENT EVENTS

In September 2023, the Group entered into an agreement with Hunan Longxi as settlement of the creditor’s rights on the non-current assets. The payment contains RMB40,000 in cash and an additional RMB40,000 in cash or 20 properties which fair value is RMB49,340, which will be settled before December 20, 2023. The Group assessed that this subsequent event should be treated as recognized subsequent event and recorded RMB25,825 impairment loss on long-lived assets and long-term prepaid expenses based on the expected settlement amount of RMB80,000 with the carrying value of RMB105,825.